2. Fair Value of Financial Instruments (Details - Level 3) - Fair Value, Measurements, Recurring [Member] - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2018 USD ($)
Beginning balance	$ 9,195
Change in fair market value of derivative liability	(9,195)
Ending balance	$ 0